Income Taxes (Tables)	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Profit and Loss from Continuing Operations Before Income Taxes and Components of Current and Deferred Income Tax Expense (Benefit)

Profit and loss from continuing operations before income taxes was taxable to Norway and the significant components of current and deferred income tax expense (benefit) attributable to income from continuing operations for the six months ended June 30, 2014 and 2013 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(US $ in thousands)	2014	2013	2014	2013
Income before income taxes	2,479	3,971	8,921	3,747
Income tax benefit (expense)	18	—	(1)	(2,942)
Effective tax rate	0%	0%	0%	79%